Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 67,304	$ 45,498
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	10,114	11,773
Loans held for sale, at fair value	17,385	1,124
Loans and leases, net of allowance of $7,012 and $6,970	550,683	406,406
FHLB and FRB stock	3,476	3,227
Foreclosed assets, net	38
Premises and equipment, net	3,864	3,533
Bank owned life insurance	5,203	5,065
Accrued interest receivable and other assets	6,858	4,699
Total assets	665,025	481,425
Deposits
Noninterest bearing	111,445	89,588
Interest bearing	468,341	329,440
Total deposits	579,786	419,028
FHLB advances and other debt	19,500	13,500
Advances by borrowers for taxes and insurance	827	489
Accrued interest payable and other liabilities	4,586	2,992
Subordinated debentures	14,767	5,155
Total liabilities	619,466	441,164
Commitments and Contingent Liabilities
Stockholders' equity
Common stock, $.01 par value; shares authorized: 9,090,909; shares issued: 4,366,297 at December 31, 2018 and 4,273,085 at December 31, 2017	44	43
Series B Preferred stock, $0.01 par value; 480,000 shares authorized; 0 issued at December 31, 2018 and 0 at December 31, 2017
Additional paid-in capital	61,706	60,676
Accumulated deficit	(12,752)	(17,087)
Accumulated other comprehensive loss	(73)	(47)
Treasury stock, at cost; 31,235 shares of common stock at December 31, 2018 and 27,701 shares at December 31, 2017	(3,366)	(3,324)
Total stockholders' equity	45,559	40,261
Total liabilities and stockholder's equity	$ 665,025	$ 481,425